Fees Summary	Nov. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 72,598,000
Previously Paid Amount	0.00
Total Fee Amount	11,114.75
Total Offset Amount	0.00
Net Fee	11,114.75
Narrative - Max Aggregate Offering Price	$ 72,598,000
Final Prospectus	true